Financial Derivatives Contracts for Hedge Accounting - Narrative (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Financial Derivatives Contracts for Hedge Accounting [Abstract]
Percentage of hedges
Other assets	$ 119,790	$ 155,587
Other liabilities	$ 51,690	$ 76,540